Inventories - Movements in Obsolescence Allowances (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [abstract]
Inventory obsolescence allowances, Opening balance	kr 2,425	kr 2,412	kr 2,555
Additions, net	1,079	1,319	725
Utilization	(987)	(1,210)	(981)
Translation differences	94	(91)	113
Balances regarding acquired/divested businesses		(5)
Inventory obsolescence allowances, Closing balance	kr 2,611	kr 2,425	kr 2,412